INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total income tax expense	$ 0	$ 0
Brushy Resources, Inc [Member]
Income tax provision calculated using the federal statutory income tax rate		(27,139,366)	$ 1,444,432
State income taxes, net of federal income taxes		(25,205)	37,910
Permanent differences, rate changes and other		3,932	4,864
Adjustment of previous deferred tax amounts		(974,829)	0
Change in valuation allowance		14,078,569	0
Total income tax expense		$ 14,056,899	$ 1,487,206